Leases	6 Months Ended
Jun. 30, 2024
Leases
Leases

Note 9 – Leases

Amounts recognized in the Condensed Consolidated Balance Sheets

The Consolidated Balance Sheets show the following amounts relating to leases:

	June 30,	December 31,
	2024	2023
(DKK million)
Right-of-use assets
Properties	928	686

Total right-of-use assets	928	686

Lease liabilities
Current	94	90
Non-current	925	680

Total lease liabilities	1,019	770

During the first six months of 2024, there were additions to Genmab’s right-of-use assets and lease liabilities related to the commencement of leases in the U.S. with respect to office and laboratory space and in Japan with respect to office space. During the first six months of 2023, there were additions to Genmab’s right-of-use assets and lease liabilities related to the commencement of a lease for the new headquarters in Denmark.

Amounts recognized in the Condensed Consolidated Statements of Comprehensive Income

The Consolidated Statements of Comprehensive Income show the following amounts relating to leases:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
(DKK million)
Depreciation charge of right-of-use assets
Properties	26	23	48	44

Total depreciation charge of right-of-use assets	26	23	48	44

Variable lease payments, short-term lease expense, lease interest expense and low-value leases are not material.